Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2017
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration and Evaluation Assets
EXPLORATION AND EVALUATION ASSETS

	December 31, 2017	December 31, 2016
Balance, beginning of year	$308,462	$578,969
Capital expenditures	7,118	4,716
Divestitures	(1,276)	(2,353)
Impairment	—	(166,617)
Exploration and evaluation expense	(8,253)	(5,976)
Transfer to oil and gas properties	(20,198)	(85,069)
Foreign currency translation	(12,879)	(15,208)
Balance, end of year	$272,974	$308,462

At December 31, 2017, there were no indicators of impairment for exploration and evaluation assets on any of the Company's CGUs. During the year ended December 31, 2017, the Company transferred $20.2 million from exploration and evaluation to oil and gas properties upon establishment of developed reserves in the U.S. CGU that were previously classified as undeveloped reserves.

During the year ended December 31, 2016, the Company derecognized $166.6 million of exploration and evaluation assets in the U.S. CGU due to changes to the Company's development plan, which resulted in possible reserves being reclassified to contingent resources. The Company also transferred $85.1 million from exploration and evaluation assets to oil and gas properties upon establishment of proved plus probable reserves in the U.S. CGU that were previously classified as possible reserves.